Income tax - Schedule of Major Components of Income Tax Expense (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Taxes [Abstract]
Current income tax expense	$ 177	$ 120
Deferred income tax expense (benefit)	398	(529)
Income tax expense (benefit) reported in the Condensed Consolidated Statement of Operations	$ 575	$ (409)